FAIR VALUE (Details) - USD ($) $ in Thousands	Feb. 28, 2022	Feb. 28, 2021
Short-term investments
Variable-rate financial instruments	$ 150,000	$ 457,723
Available-for-sale investments	340,183	308,970
Fair Value, Measurements, Recurring
Short-term investments
Variable-rate financial instruments	150,000	457,723
Available-for-sale investments	340,183	308,970
Long-term investments
Equity securities with readily determinable fair values	16,723	23,467
Fair value option investment	17,735	7,661
Available-for-sale investments	134,033	361,788
Total	658,674	1,159,609
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Long-term investments
Equity securities with readily determinable fair values	14,606	23,467
Total	14,606	23,467
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Short-term investments
Variable-rate financial instruments	150,000	457,723
Available-for-sale investments	340,183	308,970
Long-term investments
Equity securities with readily determinable fair values	2,117
Fair value option investment	17,419
Total	509,719	766,693
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Long-term investments
Fair value option investment	316	7,661
Available-for-sale investments	134,033	361,788
Total	$ 134,349	$ 369,449